UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bijou Capital Management LP
Address: 1860 Blake Street
         Suite 410
         Denver, CO  80202

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Troy Johns
Title:     Chief Compliance Officer & Director of Operations
Phone:     303-253-7230

Signature, Place, and Date of Signing:

     /s/ Troy Johns     Denver, CO/USA     February 14, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $4,876 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANTAGE OIL & GAS LTD        COM              00765F101       55    13249 SH       SOLE                    13249        0        0
ANADARKO PETE CORP             COM              032511107      587     7695 SH       SOLE                     7695        0        0
APACHE CORP                    COM              037411105      294     3246 SH       SOLE                     3246        0        0
CHESAPEAKE ENERGY CORP         COM              165167107      307    13766 SH       SOLE                    13766        0        0
CHEVRON CORP NEW               COM              166764100      247     2323 SH       SOLE                     2323        0        0
COBALT INTL ENERGY INC         COM              19075F106      163    10492 SH       SOLE                    10492        0        0
HARVEST NATURAL RESOURCES IN   COM              41754V103       92    12435 SH       SOLE                    12435        0        0
NOBLE ENERGY INC               COM              655044105      502     5315 SH       SOLE                     5315        0        0
NORTHERN OIL & GAS INC NEV     COM              665531109      216     9026 SH       SOLE                     9026        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      369     3943 SH       SOLE                     3943        0        0
PLAINS EXPL& PRODTN CO         COM              726505100      360     9804 SH       SOLE                     9804        0        0
SANCHEZ ENERGY CORP            COM              79970Y105      173    10000 SH       SOLE                    10000        0        0
SANDRIDGE ENERGY INC           COM              80007P307       89    10892 SH       SOLE                    10892        0        0
SCHLUMBERGER LTD               COM              806857108      223     3265 SH       SOLE                     3265        0        0
SM ENERGY CO                   COM              78454L100      204     2795 SH       SOLE                     2795        0        0
TOTAL S A                      SPONSORED ADR    89151E109      226     4425 SH       SOLE                     4425        0        0
VENOCO INC                     COM              92275P307       76    11239 SH       SOLE                    11239        0        0
WHITING PETE CORP NEW          COM              966387102      219     4700 SH       SOLE                     4700        0        0
YPF SOCIEDAD ANONIMA           SPON ADR CL D    984245100      474    13678 SH       SOLE                    13678        0        0